Annual Total Returns - FidelityContrafundK6-PRO - FidelityContrafundK6-PRO - Fidelity Contrafund K6	Mar. 01, 2023
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Fidelity Contrafund K6
Bar Chart Table:
Annual Return 2018	(2.15%)
Annual Return 2019	31.00%
Annual Return 2020	30.83%
Annual Return 2021	24.14%
Annual Return 2022	(27.12%)